Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥) [1]
Disclosure of subsidiaries [line items]
Property, plant and equipment (Note 11)		¥ 3,824,018	[1]	$ 561,508	¥ 3,756,542	¥ 4,127,185
Total assets		21,015,059	[1]	3,237,315	21,657,964	18,515,746
Trade and other payables		(7,507,031)		(1,074,893)	(7,191,134)
Provision for taxation		(46,716)	[1]	(10,983)	(73,480)	(47,667)
Deferred taxation		(116,468)	[1]	$ (20,437)	¥ (136,728)	¥ (115,758)
Gain on disposal:
Total consideration less cost of disposal		(182,679)
Gain on disposal of the subsidiaries (Note 8.2(a))		216,115
Total consideration less cost of disposal		(182,679)
Less: Retention sum receivables		30,000
Net cash inflow on disposal of the subsidiaries	[1]	341,602
Lkn investment international pteltd lknii and lknii wholly owned subsidiary shanghai hutai real estate development co ltd [member]
Disclosure of subsidiaries [line items]
Property, plant and equipment (Note 11)		104,844
Trade receivables and other receivables		3,257
Cash and bank balances		9,153
Total assets		117,254
Trade and other payables		(3,737)
Provision for taxation		(44)
Deferred taxation		(588)
Net assets		112,885
Gain on disposal:
Total consideration		395,000
Less: Cost of disposal		(47,532)
Total consideration less cost of disposal		347,468
Net assets derecognized		(112,885)
Realization of foreign translation reserves upon disposal		(18,468)
Gain on disposal of the subsidiaries (Note 8.2(a))		216,115
Total consideration less cost of disposal		347,468
Add: Transaction cost unpaid		33,287
Less: Retention sum receivables		(30,000)
Cash and bank balances of the subsidiaries		(9,153)
Net cash inflow on disposal of the subsidiaries		¥ 341,602

[1]	Restated